July 17, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	HSBC Funds (the “Trust”) (File Nos. 033-07647 and 811-04782);
Emerging Markets Debt Fund
Emerging Markets Local Debt Fund
Frontier Markets Fund

Ladies and Gentlemen:

The interactive data file included as an exhibit to this filing relates to the prospectus supplement for the HSBC Emerging Markets Debt Fund, HSBC Emerging Markets Local Debt Fund and HSBC Frontier Markets Fund that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 26, 2013 (Accession No. 0001206774-13-002244), which is incorporated herein by reference.

Please feel free to contact me with questions regarding this filing at 617-824-1361.

Sincerely,

/s/ Danio Mastropieri

Danio Mastropieri
Assistant Secretary to the Trust

cc:       David Harris, Esq.-Dechert LLP